UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Value Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value stocks can perform differently from the market as a whole. They can remain undervalued by the market for long periods of time.

Fidelity Variable Insurance Products: Value Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Burlington Resources, Inc.	5.1
Charles Schwab Corp.	4.6
AOL Time Warner, Inc.	4.2
Verizon Communications, Inc.	3.8
Exxon Mobil Corp.	3.7
21.4
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	28.5
Industrials	18.0
Consumer Discretionary	13.9
Information Technology	11.2
Energy	9.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	98.4%
Bonds	0.7%
Short-Term Investments and Net Other Assets	0.9%

* Foreign investments	2.7%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 0.5%
Mandalay Resort Group	281	$ 8,950
MGM MIRAGE (a)	200	6,836
		15,786
Internet & Catalog Retail - 1.3%
InterActiveCorp (a)	780	30,865
Overstock.com, Inc. (a)	500	7,255
		38,120
Media - 7.1%
AOL Time Warner, Inc. (a)	7,580	121,962
Belo Corp. Series A	1,190	26,608
Comcast Corp. Class A (special) (a)	780	22,487
News Corp. Ltd. ADR	730	22,097
Scholastic Corp. (a)	440	13,103
		206,257
Multiline Retail - 1.5%
Federated Department Stores, Inc.	640	23,584
Target Corp.	540	20,434
		44,018
Specialty Retail - 2.7%
Christopher & Banks Corp. (a)	200	7,398
Home Depot, Inc.	1,580	52,330
TJX Companies, Inc.	930	17,521
		77,249
Textiles Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	440	23,536
TOTAL CONSUMER DISCRETIONARY		404,966
CONSUMER STAPLES - 2.0%
Food Products - 1.1%
Campbell Soup Co.	280	6,860
McCormick & Co., Inc. (non-vtg.)	980	26,656
		33,516
Household Products - 0.5%
Church & Dwight Co., Inc.	10	327
Kimberly-Clark Corp.	160	8,342
Procter & Gamble Co.	60	5,351
		14,020
Personal Products - 0.4%
Gillette Co.	380	12,107
TOTAL CONSUMER STAPLES		59,643

	Shares	Value (Note 1)
ENERGY - 9.4%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.	440	$ 9,236
Schlumberger Ltd. (NY Shares)	180	8,563
		17,799
Oil & Gas - 8.8%
Burlington Resources, Inc.	2,770	149,767
Exxon Mobil Corp.	2,960	106,294
		256,061
TOTAL ENERGY		273,860
FINANCIALS - 28.5%
Capital Markets - 19.6%
A.G. Edwards, Inc.	380	12,996
Bank of New York Co., Inc.	2,480	71,300
Charles Schwab Corp.	13,420	135,408
Friedman, Billings, Ramsey Group, Inc. Class A	300	4,020
Mellon Financial Corp.	2,600	72,150
Merrill Lynch & Co., Inc.	1,020	47,614
Morgan Stanley	1,980	84,645
Northern Trust Corp.	1,950	81,491
State Street Corp.	1,610	63,434
		573,058
Commercial Banks - 1.8%
Bank of America Corp.	590	46,628
Synovus Financial Corp.	140	3,010
Wachovia Corp.	60	2,398
		52,036
Diversified Financial Services - 3.6%
Citigroup, Inc.	2,400	102,720
GATX Corp.	250	4,088
		106,808
Insurance - 1.1%
Allstate Corp.	240	8,556
American International Group, Inc.	270	14,899
Aon Corp.	320	7,706
		31,161
Real Estate - 1.6%
American Financial Realty Trust (SBI)	200	2,982
Duke Realty Corp.	470	12,949
ProLogis	1,100	30,030
		45,961
Thrifts & Mortgage Finance - 0.8%
Golden West Financial Corp., Delaware	280	22,403
TOTAL FINANCIALS		831,427
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 3.3%
Biotechnology - 0.9%
Amgen, Inc. (a)	400	$ 26,576
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	510	19,814
Health Care Providers & Services - 0.4%
WebMD Corp. (a)	1,100	11,913
Pharmaceuticals - 1.3%
Merck & Co., Inc.	340	20,587
Schering-Plough Corp.	800	14,880
Wyeth	60	2,733
		38,200
TOTAL HEALTH CARE		96,503
INDUSTRIALS - 18.0%
Aerospace & Defense - 1.9%
Boeing Co.	120	4,118
Goodrich Corp.	830	17,430
Lockheed Martin Corp.	710	33,775
		55,323
Electrical Equipment - 2.0%
Emerson Electric Co.	1,120	57,232
Industrial Conglomerates - 1.8%
3M Co.	150	19,347
General Electric Co.	880	25,238
Teleflex, Inc.	200	8,510
		53,095
Machinery - 6.4%
Caterpillar, Inc.	450	25,047
Cummins, Inc.	350	12,562
Dover Corp.	680	20,373
Eaton Corp.	360	28,300
Illinois Tool Works, Inc.	980	64,533
Navistar International Corp. (a)	460	15,010
PACCAR, Inc.	230	15,539
Pall Corp.	100	2,250
Pentair, Inc.	60	2,344
		185,958
Road & Rail - 5.8%
Norfolk Southern Corp.	2,650	50,880
Union Pacific Corp.	1,330	77,167
Werner Enterprises, Inc.	1,940	41,128
		169,175
Trading Companies & Distributors - 0.1%
Fastenal Co.	100	3,394
TOTAL INDUSTRIALS		524,177

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 4.1%
ADC Telecommunications, Inc. (a)	5,700	$ 13,270
Avanex Corp. (a)	1,800	7,200
Brocade Communications Systems, Inc. (a)	3,900	22,971
Enterasys Networks, Inc. (a)	1,600	4,848
Motorola, Inc.	4,700	44,321
Nokia Corp. sponsored ADR	580	9,529
Nortel Networks Corp. (a)	5,400	14,580
Tellabs, Inc. (a)	500	3,285
		120,004
Computers & Peripherals - 1.2%
Hewlett-Packard Co.	770	16,401
Seagate Technology	900	15,885
Western Digital Corp. (a)	200	2,060
		34,346
Electronic Equipment & Instruments - 1.4%
Arrow Electronics, Inc. (a)	1,100	16,764
Avnet, Inc. (a)	400	5,072
Celestica, Inc. (sub. vtg.) (a)	360	5,641
Flextronics International Ltd. (a)	400	4,156
Ingram Micro, Inc. Class A (a)	800	8,800
		40,433
IT Services - 0.4%
Electronic Data Systems Corp.	400	8,580
The BISYS Group, Inc. (a)	100	1,837
		10,417
Semiconductors & Semiconductor Equipment - 1.8%
Axcelis Technologies, Inc. (a)	900	5,508
Cree, Inc. (a)	100	1,628
Cypress Semiconductor Corp. (a)	200	2,400
Helix Technology, Inc.	400	5,292
Lattice Semiconductor Corp. (a)	80	658
LSI Logic Corp. (a)	400	2,832
Micron Technology, Inc. (a)	3,040	35,355
		53,673
Software - 2.3%
BEA Systems, Inc. (a)	2,200	23,892
Microsoft Corp.	200	5,122
NetIQ Corp. (a)	340	5,256
Network Associates, Inc. (a)	1,140	14,455
PeopleSoft, Inc. (a)	930	16,359
Reynolds & Reynolds Co. Class A	60	1,714
		66,798
TOTAL INFORMATION TECHNOLOGY		325,671
MATERIALS - 2.9%
Metals & Mining - 2.7%
Alcoa, Inc.	3,100	79,050
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.	150	$ 5,360
TOTAL MATERIALS		84,410
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	1,080	28,760
Level 3 Communications, Inc. (a)	500	3,320
Time Warner Telecom, Inc. Class A (a)	1,300	8,281
Verizon Communications, Inc.	2,810	110,855
		151,216
Wireless Telecommunication Services - 0.0%
Triton PCS Holdings, Inc. Class A (a)	400	2,020
TOTAL TELECOMMUNICATION SERVICES		153,236
UTILITIES - 4.0%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	570	17,003
Entergy Corp.	740	39,057
Exelon Corp.	400	23,924
Wisconsin Energy Corp.	530	15,370
Xcel Energy, Inc.	400	6,016
		101,370
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	100	635
Duke Energy Corp.	520	10,374
Reliant Resources, Inc. (a)	800	4,904
		15,913
TOTAL UTILITIES		117,283
TOTAL COMMON STOCKS (Cost $2,613,605)		2,871,176
Convertible Bonds - 0.7%
	Principal Amount
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc.:
6% 9/15/09	$ 20,000	14,600
6% 3/15/10	10,000	7,200
		21,800
TOTAL CONVERTIBLE BONDS (Cost $14,279)		21,800
Money Market Funds - 3.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.18% (b) (Cost $91,963)	91,963	$ 91,963
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,719,847)	$ 2,984,939
NET OTHER ASSETS - (2.3)%	(67,413)
NET ASSETS - 100%	$ 2,917,526
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,951,048 and $2,132,599, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $202 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $466,000 of which $105,000 and $361,000 will expire on December 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $86,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $2,719,847) - See accompanying schedule		$ 2,984,939
Receivable for investments sold		6,747
Dividends receivable		2,590
Interest receivable		545
Other receivables		689
Total assets		2,995,510

Liabilities
Payable to custodian bank	$ 34,557
Payable for investments purchased	19,632
Payable for fund shares redeemed	1,080
Accrued management fee	1,445
Distribution fees payable	446
Other payables and accrued expenses	20,824
Total liabilities		77,984

Net Assets		$ 2,917,526
Net Assets consist of:
Paid in capital		$ 3,260,810
Undistributed net investment income		4,160
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(612,536)
Net unrealized appreciation (depreciation) on investments		265,092
Net Assets		$ 2,917,526
Initial Class: Net Asset Value, offering price and redemption price per share ($316,007 ÷ 33,730 shares)		$ 9.37
Service Class: Net Asset Value, offering price and redemption price per share ($842,623 ÷ 90,048 shares)		$ 9.36
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,758,896 ÷ 188,558 shares)		$ 9.33

Statement of Operations

		Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 22,920
Interest		2,406
Total income		25,326

Expenses
Management fee	$ 7,954
Transfer agent fees	1,756
Distribution fees	2,467
Accounting fees and expenses	30,010
Non-interested trustees' compensation	6
Custodian fees and expenses	5,256
Audit	19,962
Legal	3
Miscellaneous	158
Total expenses before reductions	67,572
Expense reductions	(45,633)	21,939
Net investment income (loss)		3,387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(13,180)
Foreign currency transactions	(2)
Total net realized gain (loss)		(13,182)
Change in net unrealized appreciation (depreciation) on investment securities		400,980
Net gain (loss)		387,798
Net increase (decrease) in net assets resulting from operations		$ 391,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,387	$ 4,498
Net realized gain (loss)	(13,182)	(486,728)
Change in net unrealized appreciation (depreciation)	400,980	(250,767)
Net increase (decrease) in net assets resulting from operations	391,185	(732,997)
Distributions to shareholders from net investment income	-	(3,406)
Share transactions - net increase (decrease)	(236,090)	549,513
Total increase (decrease) in net assets	155,095	(186,890)

Net Assets
Beginning of period	2,762,431	2,949,321
End of period (including undistributed net investment income of $4,160 and undistributed net investment income of $773, respectively)	$ 2,917,526	$ 2,762,431
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,961	2,487	11,873
Redeemed	(427)	(11,340)	(33,090)
Net increase (decrease)	1,534	(8,853)	(21,217)

Dollars Sold	$ 16,449	$ 20,556	$ 96,357
Redeemed	(3,574)	(93,860)	(272,018)
Net increase (decrease)	$ 12,875	$ (73,304)	$ (175,661)

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	2,429	184,992	137,572
Reinvested	40	122	260
Redeemed	(336)	(180,575)	(109,646)
Net increase (decrease)	2,133	4,539	28,186

Dollars Sold	$ 20,801	$ 1,720,824	$ 1,279,975
Reinvested	322	988	2,096
Redeemed	(2,708)	(1,545,023)	(927,762)
Net increase (decrease)	$ 18,415	$ 176,789	$ 354,309

Distributions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 322	$ 988	$ 2,096

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.03	.03
Net realized and unrealized gain (loss)	1.23	(1.54)	(.37)
Total from investment operations	1.25	(1.51)	(.34)
Distributions from net investment income	-	(.01)	(.02)
Net asset value, end of period	$ 9.37	$ 8.12	$ 9.64
Total Return B,C,D	15.39%	(15.66)%	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.92% A	3.60%	7.11% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.44% A	1.45%	1.46% A
Net investment income (loss)	.42% A	.31%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 316	$ 261	$ 290
Portfolio turnover rate	147% A	192%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.02	.02
Net realized and unrealized gain (loss)	1.23	(1.53)	(.37)
Total from investment operations	1.24	(1.51)	(.35)
Distributions from net investment income	-	(.01)	(.01)
Net asset value, end of period	$ 9.36	$ 8.12	$ 9.64
Total ReturnB,C,D	15.27%	(15.66)%	(3.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	4.86%A	3.64%	7.23%A
Expenses net of voluntary waivers, if any	1.60%A	1.60%	1.60%A
Expenses net of all reductions	1.53%A	1.55%	1.56%A
Net investment income (loss)	.33%A	.21%	.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 843	$ 803	$ 910
Portfolio turnover rate	147%A	192%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.01	.01
Net realized and unrealized gain (loss)	1.22	(1.54)	(.36)
Total from investment operations	1.23	(1.53)	(.35)
Distributions from net investment income	-	(.01)	(.01)
Net asset value, end of period	$ 9.33	$ 8.10	$ 9.64
Total ReturnB,C,D	15.19%	(15.87)%	(3.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	5.01%A	3.78%	7.38%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.75%A
Expenses net of all reductions	1.67%A	1.70%	1.70%A
Net investment income (loss)	.18%A	.06%	.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,759	$ 1,698	$ 1,750
Portfolio turnover rate	147%A	192%	115%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of sale of shares) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Value Portfolio (the fund) is a fund of Variable Insurance Products (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and /or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 321,245	|
Unrealized depreciation	(74,104)
Net unrealized appreciation (depreciation)	$ 247,141
Cost for federal income tax purposes	$ 2,737,798

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 396	|
Service Class 2	2,071
	$ 2,467

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 379	|
Service Class	447
Service Class 2	930
	$ 1,756

Value Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $522 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Effective August 1, 2003, the expense limitations will be changed to 1.00%, 1.10% and 1.25%, for Initial Class, Service Class, and Service Class 2, respectively.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.50%	$ 4,736
Service Class	1.60%	12,909
Service Class 2	1.75%	27,099
		$ 44,744

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $889 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 67% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Value Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0803
1.761034.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund: Value Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003